Related Parties (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
The following is a summary of assets, liabilities, and income and expense transactions with all related parties, shareholders, directors and managers:

	Three months ended March 31,
	2015	2014
Revenues
Sales to ESW LLC	$11,871	$8,513
Sales to VS	1,046	3,665
Sales to UT ESW	2	66
Expenses
Fees paid to Directors and Officers	389	117
Paid to other related parties*	443	89

	March 31, 2015	December 31, 2014
Current Assets
Due from ESW LLC	$18,853	$13,814
Due from VS	7,654	7,979
Due from UT ESW	2,103	2,000
Due from other related parties	4,061	4,534
	$32,671	$28,327
Long term payment agreement from VS	$3,392	$4,220
Liabilities
Due to A Construir S.A.	$(2,424)	$(995)
Due to other related parties	(1,163)	(461)

*	Payments to other related parties in 2015 and 2014 consists of donations to Fundación Tecnoglass.

The following is a summary of assets, liabilities, and income and expense transactions with all related parties, shareholders, directors and managers:

	At December 31, 2014	At December 31, 2013
Current Assets
Due from ESW LLC	$13,814	$11,823
Due from VS	7,979	5,050
Due from UT ESW	2,001	3,199
Due from other related parties	4,534	1,346
	$28,327	$21,418
Trade receivable from VS	$4,220	$5,722
Liabilities
Due to A Construir S.A.	$(995)	$(2,314)
Due to UT SB	—	(1,287)
Due to Construseñales S.A.	—	(3,633)
Due to other related parties	(461)	(1,163)
	$(1,456)	$(8,397)
Sales to other related parties was less than $0.1 million in the year ended December 31, 2014 and 2013.

	Year Ended
	2014	2013
Revenues–
Sales to ESW LLC and VS	$47,630	$28,788
Expenses–
Fees paid to Directors and Officers	1,327	408
Paid to other related parties	3,549	512